Related Party Balance and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Cameroun SARL [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Togo SARLU [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Cote d'Ivoire SARLU [Member]
Sales to related parties
Successor [Member] | PT. JMOA Indonesia International [Member]
Sales to related parties
Successor [Member] | JMOA INC [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (HK) Ltd. [Member]
Sales to related parties
Successor [Member] | JM OCEAN AVENUE S.R.L [Member]
Sales to related parties
Successor [Member] | JOYMIND INTERNATIONAL S.A.S [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Senegal Sarl [Member]
Sales to related parties
Successor [Member] | JM OCEAN AVENUE, S.A. DE C.V [Member]
Sales to related parties
Successor [Member] | Goodmodel International Korea, Ltd [Member]
Sales to related parties
Successor [Member] | JM International (Malaysia) Sdn. Bhd. [Member]
Sales to related parties
Successor [Member] | Joymind International S.A.-Ecuador [Member]
Sales to related parties
Successor [Member] | Joymind International Inc. [Member]
Sales to related parties
Successor [Member] | Joymind International S.A.C [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Italy Srl [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (PNG) Ltd [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Co, Ltd [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (TW) Ltd [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (Thailand) Co.,Ltd. [Member]
Sales to related parties
Successor [Member] | JM INTERNATIONAL AUST PTY LTD [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue General Trading LLC [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Uganda Limited [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (Turkey) Ltd. [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Myanmar Company Limited [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Pte. Ltd. [Member]
Sales to related parties
Successor [Member] | Joymind International S.A.-Venezuela [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Company Limited [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Mongolia Company Limited [Member]
Sales to related parties
Successor [Member] | Others [Member]
Sales to related parties
Predecessor [Member]
Sales to related parties		$ 2,776,845
Predecessor [Member] | JM Ocean Avenue Cameroun SARL [Member]
Sales to related parties		184,507
Predecessor [Member] | JM Ocean Avenue Togo SARLU [Member]
Sales to related parties		183,397
Predecessor [Member] | JM Ocean Avenue Cote d'Ivoire SARLU [Member]
Sales to related parties		157,725
Predecessor [Member] | PT. JMOA Indonesia International [Member]
Sales to related parties		402,760
Predecessor [Member] | JMOA INC [Member]
Sales to related parties		366,012
Predecessor [Member] | JM Ocean Avenue (HK) Ltd. [Member]
Sales to related parties		44,067
Predecessor [Member] | JM OCEAN AVENUE S.R.L [Member]
Sales to related parties		217,222
Predecessor [Member] | JOYMIND INTERNATIONAL S.A.S [Member]
Sales to related parties		232,113
Predecessor [Member] | JM Ocean Avenue Senegal Sarl [Member]
Sales to related parties		77,149
Predecessor [Member] | JM OCEAN AVENUE, S.A. DE C.V [Member]
Sales to related parties		172,966
Predecessor [Member] | Goodmodel International Korea, Ltd [Member]
Sales to related parties		89,826
Predecessor [Member] | JM International (Malaysia) Sdn. Bhd. [Member]
Sales to related parties		141,419
Predecessor [Member] | Joymind International S.A.-Ecuador [Member]
Sales to related parties		137,677
Predecessor [Member] | Joymind International Inc. [Member]
Sales to related parties		70,941
Predecessor [Member] | Joymind International S.A.C [Member]
Sales to related parties		91,863
Predecessor [Member] | JM Ocean Avenue Italy Srl [Member]
Sales to related parties		21,210
Predecessor [Member] | JM Ocean Avenue (PNG) Ltd [Member]
Sales to related parties		17,670
Predecessor [Member] | JM Ocean Avenue Co, Ltd [Member]
Sales to related parties		12,097
Predecessor [Member] | JM Ocean Avenue (TW) Ltd [Member]
Sales to related parties		19,504
Predecessor [Member] | JM Ocean Avenue (Thailand) Co.,Ltd. [Member]
Sales to related parties		20,504
Predecessor [Member] | JM INTERNATIONAL AUST PTY LTD [Member]
Sales to related parties		25,722
Predecessor [Member] | JM Ocean Avenue General Trading LLC [Member]
Sales to related parties		8,807
Predecessor [Member] | JM Ocean Avenue Uganda Limited [Member]
Sales to related parties		3,326
Predecessor [Member] | JM Ocean Avenue (Turkey) Ltd. [Member]
Sales to related parties		3,540
Predecessor [Member] | JM Ocean Avenue Myanmar Company Limited [Member]
Sales to related parties		1,649
Predecessor [Member] | JM Ocean Avenue Pte. Ltd. [Member]
Sales to related parties		1,460
Predecessor [Member] | Joymind International S.A.-Venezuela [Member]
Sales to related parties		1,197
Predecessor [Member] | JM Ocean Avenue Company Limited [Member]
Sales to related parties		1,105
Predecessor [Member] | JM Ocean Avenue Mongolia Company Limited [Member]
Sales to related parties		671
Predecessor [Member] | Others [Member]
Sales to related parties		$ 68,739